Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Deposits from advertising agencies and customers	20,644	14,317	2,200
Accrued professional fees	7,413	6,441	990
Advertising and promotion expenses payables and accruals	24,913	88,545	13,609
General operating expenses payables and accruals	54,892	63,344	9,736
Others	3,187	606	93

Total	111,049	173,253	26,628